PaineWebber


     --------------------------------------------------------------------------
     RETIREMENT
     MONEY FUND





     JUNE 30, 1997



ANNUAL REPORT

ANNUAL REPORT


OUTLOOK
================================================================================

    As we enter the second half of 1997, the emerging view on the economy has been for a slowdown in growth rates. While bond market participants have, over the period, acquired a greater confidence in the Fed's management of monetary policy, more critically abetting the market's run-up has been a widening perception that the Greenspan Fed is likely to be pragmatic--and not driven strictly by classical resource utilization-based economic thought that currently argues for aggressive monetary tightening. This, in fact, appears to be the case, as evidenced by the Federal Reserve's decision not to move on interest rates at the Federal Open Market Committee meeting on August 19, 1997.

     Going forward, every economic number released will be closely scrutinized. Inflation is always a concern and, as such, will be carefully monitored. Investment decisions for the Fund will continue to be dominated by credit, quality and liquidity. Although we are interested in maintaining higher yields, we will not do so by sacrificing the Fund's emphasis on security, quality and liquidity.

    Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.



Sincerely,

/s/ Margo Alexander                       /s/ Dennis L. McCauley

MARGO ALEXANDER                           DENNIS L. McCAULEY
President,                                Managing Director and Chief
Mitchell Hutchins Asset                   Investment Officer--Fixed Income
Management Inc.                           Mitchell Hutchins Asset
                                          Management Inc.


This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended June 30, 1997, and reflects our views at the time we are writing this report. Of course, these views may change in response to changing circumstances. We encourage you to consult your investment executive regarding your personal investment program.

PAINEWEBBER RETIREMENT MONEY FUND
STATEMENT OF NET ASSETS                                            JUNE 30, 1997

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES              RATES           VALUE
 ---------                            -------------------- ---------------  --------------
 U.S. GOVERNMENT AND AGENCY
 OBLIGATIONS--6.23%
 $120,980  FEDERAL HOME LOAN BANK..   10/16/97 TO 06/25/98 5.625 TO 6.110%  $  120,980,000
   10,000  FEDERAL NATIONAL
            MORTGAGE ASSOCIATION...         07/01/97           5.270*            9,998,193
   51,000  STUDENT LOAN MARKETING
            ASSOCIATION............   01/08/98 TO 06/02/98 5.750 TO 6.117       51,000,000
   62,500  STUDENT LOAN MARKETING
            ASSOCIATION............         07/01/97       5.240 TO 5.260*      62,496,703
                                                                            --------------
 TOTAL U.S. GOVERNMENT AND AGENCY
 OBLIGATIONS (COST--$244,474,896)...                                           244,474,896
                                                                            --------------
 BANK NOTES--6.37%
 DOMESTIC--6.37%
   33,000  BANK OF AMERICA
            ILLINOIS...............   09/26/97 TO 12/29/97 5.660 TO 5.850       32,998,833
   20,000  BANK OF AMERICA NATIONAL
            TRUST & SAVINGS
            ASSOCIATION............         07/24/97            5.550           20,000,000
   45,000  COMERICA BANK, N.A.
            DETROIT................   07/11/97 TO 08/13/97 5.770 TO 6.150       44,999,976
   15,000  F.C.C. NATIONAL BANK....         07/18/97            6.000           14,999,886
   25,000  FIFTH THIRD BANK........         07/29/97            5.570           25,000,000
   50,000  GREENWOOD TRUST COMPANY.   07/09/97 TO 07/29/97      5.570           50,000,000
   10,000  HUNTINGTON NATIONAL
            BANK...................         12/11/97            5.500            9,992,790
   17,300  KEYBANK, N.A............         11/04/97            5.600           17,300,401
   20,000  NATIONSBANK OF
            CAROLINAS, N.A. .......         07/15/97            5.540           20,000,000
   14,500  OLD KENT BANK & TRUST
            COMPANY................         04/15/98            6.875           14,568,916
                                                                            --------------
            TOTAL BANK NOTES (COST--
 $249,860,802)......................                                           249,860,802
                                                                            --------------
 BANKERS ACCEPTANCES--0.16%
 DOMESTIC--0.16%
    6,400  CHASE MANHATTAN
            CORPORATION (COST--
            $6,378,372)............         07/23/97            5.530            6,378,372
                                                                            --------------
 CERTIFICATES OF DEPOSIT--20.55%
 DOMESTIC--6.57%
  110,000  AMERICAN EXPRESS
            CENTURION BANK.........   07/03/97 TO 07/23/97 5.550 TO 5.570      110,000,000
   65,900  BANKERS TRUST COMPANY...   03/24/98 TO 06/02/98 6.000 TO 6.280       65,881,850
   72,000  BANKERS TRUST COMPANY...         07/01/97       5.370 TO 5.700*      71,980,915
   10,000  SUNTRUST BANK, ATLANTA..         07/07/97            5.550           10,000,000
                                                                            --------------
                                                                               257,862,765
                                                                            --------------
 YANKEE--13.98%
   31,000  ABN-AMRO BANK N.V.......   12/04/97 TO 12/23/97 5.500 TO 5.650       30,982,719
   16,000  BARCLAYS BANK PLC.......         06/25/98            5.940           15,990,983
   20,000  BAYERISCHE LANDESBANK
            GIROZENTRALE...........         07/09/97            5.550           20,000,044
   15,000  BAYERISCHE VEREINSBANK
            AG.....................         12/04/97            5.500           14,988,714
   15,000  CAISSE NATIONALE DE
            CREDIT AGRICOLE........         06/18/98            6.170           15,000,000
   45,903  CANADIAN IMPERIAL BANK
            OF COMMERCE............   07/07/97 TO 08/01/97 5.580 TO 5.700       45,903,227
  103,500  DEUTSCHE BANK AG........   07/07/97 TO 10/24/97 5.500 TO 5.830      103,497,089
   20,000  ROYAL BANK OF CANADA....   03/03/98 TO 06/08/98 5.650 TO 6.050       19,986,102
  104,000  SKANDINAVISKA ENSKILDA
            BANKEN.................   07/07/97 TO 07/25/97 5.580 TO 5.590      104,000,357
  143,000  SOCIETE GENERALE........   07/11/97 TO 06/09/98 5.470 TO 6.200      142,994,620
   25,000  SVENSKA HANDELSBANKEN...         09/09/97            5.700           25,001,394
   10,000  SWISS BANK CORPORATION..         03/19/98            5.980            9,998,633
                                                                            --------------
                                                                               548,343,882
                                                                            --------------
       TOTAL CERTIFICATES OF DEPOSIT
 (COST--$806,206,647)...............                                           806,206,647
                                                                            --------------
 COMMERCIAL PAPER@--53.70%
 AGRICULTURE--0.51%
   20,000  CARGILL INCORPORATED....         07/07/97            5.500           19,981,667
                                                                            --------------
 ASSET-BACKED--9.76%
   50,000  ASSET SECURITIZATION
            COOPERATIVE
            CORPORATION............   07/09/97 TO 08/07/97 5.550 TO 5.650       49,855,508
   94,984  EIGER CAPITAL
            CORPORATION............   07/09/97 TO 07/24/97 5.540 TO 5.560       94,806,842
   66,286  ENTERPRISE FUNDING
            CORPORATION............   07/11/97 TO 07/31/97 5.540 TO 5.630       66,140,696
   80,408  FALCON ASSET
            SECURITIZATION
            CORPORATION............   07/09/97 TO 07/25/97 5.550 TO 5.570       80,188,108
   20,000  NEW CENTER ASSET TRUST..         07/10/97            5.520           19,972,400
   15,300  PREFERRED RECEIVABLES
            FUNDING CORPORATION....         07/01/97            5.530           15,300,000
   56,705  TRIPLE-A ONE FUNDING
            CORPORATION............   07/02/97 TO 07/23/97 5.550 TO 5.590       56,658,560
                                                                            --------------
                                                                               382,922,114
                                                                            --------------

PAINEWEBBER RETIREMENT MONEY FUND

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES          VALUE
 ---------                            -------------------- -------------- --------------
 COMMERCIAL PAPER@--(CONTINUED)
 AUTO & TRUCK--2.67%
 $ 15,000  DAIMLER-BENZ NORTH
            AMERICA CORPORATION....         08/18/97           5.670%     $   14,886,600
   10,000  FORD MOTOR CREDIT
            COMPANY................         07/08/97           5.530           9,989,247
   20,000  GENERAL MOTORS
            ACCEPTANCE CORPORATION.         07/01/97           6.250          20,000,000
   45,000  HERTZ CORPORATION.......   07/10/97 TO 07/16/97     5.530          44,914,746
   15,000  PACCAR FINANCIAL
            CORPORATION............         07/02/97           5.510          14,997,704
                                                                          --------------
                                                                             104,788,297
                                                                          --------------
 BANKING--10.06%
   30,000  ABBEY NATIONAL NORTH
            AMERICA................   08/21/97 TO 10/14/97 5.280 TO 5.740     29,636,675
   55,000  BBL NORTH AMERICA
            INCORPORATED...........   07/02/97 TO 07/28/97 5.530 TO 5.650     54,946,872
   40,000  BCI FUNDING CORPORATION.   08/22/97 TO 09/05/97 5.610 TO 5.630     39,609,683
   26,000  BEX AMERICA FINANCE
            INCORPORATED...........         07/09/97           5.570          25,967,818
   20,000  CANADIAN IMPERIAL
            HOLDINGS INCORPORATED..         07/01/97           5.530          20,000,000
   20,000  CARIPLO FINANCE
            INCORPORATED...........         07/02/97           5.550          19,996,917
   33,000  CREGEM NORTH AMERICA
            INCORPORATED...........   08/21/97 TO 08/29/97 5.600 TO 5.610     32,715,505
   25,000  DEN DANSKE INCORPORATED.   07/17/97 TO 07/23/97 5.370 TO 5.560     24,930,222
   19,229  KFW INTERNATIONAL
            FINANCE INCORPORATED...   07/18/97 TO 07/24/97 5.510 TO 5.550     19,174,032
   60,000  NORDBANKEN NORTH AMERICA
            INCORPORATED...........   07/01/97 TO 12/15/97 5.400 TO 5.640     59,530,092
   68,100  UNIFUNDING INCORPORATED.   07/03/97 TO 07/23/97 5.400 TO 5.540     67,996,692
                                                                          --------------
                                                                             394,504,508
                                                                          --------------
 BROKER-DEALER--3.63%
   10,000  BEAR STEARNS COMPANIES
            INCORPORATED...........         07/07/97           5.650           9,990,583
   15,000  GOLDMAN SACHS GROUP
            L.P....................         07/08/97           5.625          14,983,594
   68,000  LEHMAN BROTHERS HOLDINGS
            INCORPORATED...........   07/28/97 TO 09/16/97 5.340 TO 5.630     67,584,829
   25,000  MERRILL LYNCH & COMPANY
            INCORPORATED...........         07/23/97           5.560          24,915,056
   25,000  MORGAN STANLEY GROUP
            INCORPORATED...........         07/08/97       5.600 TO 5.630     24,972,719
                                                                          --------------
                                                                             142,446,781
                                                                          --------------
 BUILDING MATERIALS--0.97%
   38,000  SHERWIN-WILLIAMS
            COMPANY................   07/09/97 TO 07/25/97 5.520 TO 5.600     37,908,329
                                                                          --------------
 BUSINESS SERVICES--1.90%
   35,000  BLOCK FINANCIAL
            CORPORATION............   07/18/97 TO 07/23/97     5.600          34,895,778
   40,000  PHH CORPORATION.........   07/15/97 TO 09/16/97 5.590 TO 5.600     39,668,424
                                                                          --------------
                                                                              74,564,202
                                                                          --------------
 CHEMICALS--0.94%
   15,450  DUPONT (E. I.) DE
            NEMOURS & COMPANY......         07/08/97           5.530          15,433,387
   10,000  GREAT LAKES CHEMICAL
            CORPORATION............         07/09/97           5.530           9,987,711
   11,500  HENKEL CORPORATION......         07/08/97           5.550          11,487,590
                                                                          --------------
                                                                              36,908,688
                                                                          --------------
 COMPUTERS--1.35%
   33,125  IBM CREDIT CORPORATION..   07/21/97 TO 07/28/97 5.530 TO 5.540     32,996,163
   20,000  INTERNATIONAL BUSINESS
            MACHINES CORPORATION...         07/16/97           5.530          19,953,917
                                                                          --------------
                                                                              52,950,080
                                                                          --------------
 CONSUMER PRODUCTS--0.38%
   15,000  RUBBERMAID INCORPORATED.         07/10/97           5.530          14,979,262
                                                                          --------------
 DRUGS, HEALTHCARE--1.36%
   43,300  NOVARTIS FINANCE
            CORPORATION............   07/01/97 TO 07/02/97     5.520          43,295,400
   10,000  PFIZER INCORPORATED.....         07/15/97           5.500           9,978,611
                                                                          --------------
                                                                              53,274,011
                                                                          --------------
 ENERGY--1.05%
   15,700  EXXON IMPERIAL U.S.
            INCORPORATED...........         07/16/97           5.520          15,663,890
   25,752  MOBIL AUSTRALIA FINANCE
            COMPANY................         07/18/97           5.550          25,684,508
                                                                          --------------
                                                                              41,348,398
                                                                          --------------
 FINANCE--AIRCRAFT--0.89%
   35,000  INTERNATIONAL LEASE
            FINANCE CORPORATION....   07/22/97 TO 08/19/97 5.640 TO 5.670     34,862,713
                                                                          --------------

PAINEWEBBER RETIREMENT MONEY FUND

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES              RATES           VALUE
 ---------                            -------------------- ---------------  --------------
 COMMERCIAL PAPER@--(CONCLUDED)
 FINANCE--CONDUIT--3.20%
 $ 81,000  COMPAGNIE BANCAIRE USA
            FINANCE CORPORATION....   07/02/97 TO 09/22/97 5.560 TO 5.600%  $   80,465,126
   20,000  METLIFE FUNDING
            INCORPORATED...........         07/15/97            5.500           19,957,222
   10,000  SVENSKA HANDELSBANKEN
            INCORPORATED...........         07/21/97            5.400            9,970,000
   15,000  TORONTO-DOMINION
            HOLDINGS U.S.A.
            INCORPORATED...........         07/16/97            5.500           14,965,625
                                                                            --------------
                                                                               125,357,973
                                                                            --------------
 FINANCE--CONSUMER--0.38%
   15,000  AMERICAN GENERAL FINANCE
            CORPORATION............         07/29/97            5.540           14,935,367
                                                                            --------------
 FINANCE--INDEPENDENT--0.44%
   17,330  NATIONAL RURAL UTILITIES
            COOPERATIVE FINANCE
            CORPORATION............         07/09/97            5.500           17,308,819
                                                                            --------------
 FINANCE--RETAIL--0.51%
   20,000  AMERICAN EXPRESS CREDIT
            CORPORATION............         07/28/97            5.540           19,916,900
                                                                            --------------
 FINANCE--SUBSIDIARY--3.43%
   70,000  CREDITANSTALT FINANCE
            INCORPORATED...........   07/23/97 TO 07/28/97 5.540 TO 5.580       69,727,336
   45,000  DRESDNER U.S. FINANCE
            INCORPORATED...........         07/01/97       5.530 TO 5.540       45,000,000
   20,000  NATIONAL AUSTRALIA
            FUNDING (DE)
            INCORPORATED...........         07/09/97            5.520           19,975,467
                                                                            --------------
                                                                               134,702,803
                                                                            --------------
 FOOD, BEVERAGE & TOBACCO--4.81%
   95,875  B.A.T. CAPITAL
            CORPORATION............   07/07/97 TO 07/22/97 5.540 TO 5.550       95,696,315
   15,700  PHILIP MORRIS CAPITAL
            CORPORATION............         07/17/97            5.550           15,661,273
   27,239  PHILIP MORRIS COMPANIES
            INCORPORATED...........         07/02/97            5.530           27,234,816
   50,000  PEPSICO INCORPORATED....         07/01/97            6.000           50,000,000
                                                                            --------------
                                                                               188,592,404
                                                                            --------------
 MANUFACTURING--DIVERSIFIED--1.01%
   40,000  BTR DUNLOP FINANCE
            INCORPORATED...........   07/21/97 TO 09/23/97 5.520 TO 5.570       39,728,383
                                                                            --------------
 MISCELLANEOUS--1.43%
   56,500  BETA FINANCE
            INCORPORATED...........   07/22/97 TO 10/10/97 5.290 TO 5.700       55,976,395
                                                                            --------------
 RETAIL MERCHANDISE--0.38%
   15,000  SEARS ROEBUCK ACCEPTANCE
            CORPORATION............         07/14/97            5.570           14,969,829
                                                                            --------------
 TELECOMMUNICATIONS--2.13%
   35,000  AT & T CAPITAL
            CORPORATION............         07/01/97            5.530           35,000,000
    7,000  BELLSOUTH
            TELECOMMUNICATIONS
            INCORPORATED...........         07/11/97            5.520            6,989,267
   27,000  MCI COMMUNICATIONS
            CORPORATION............   09/08/97 TO 10/20/97 5.570 TO 5.650       26,637,500
   15,000  SBC COMMUNICATIONS
            CAPITAL CORPORATION....         08/27/97            5.550           14,868,187
                                                                            --------------
                                                                                83,494,954
                                                                            --------------
 UTILITY--ELECTRIC--0.51%
   20,000  SOUTHERN COMPANY........         07/18/97            5.520           19,947,867
                                                                            --------------
      TOTAL COMMERCIAL PAPER (COST--
 $2,106,370,744)....................                                         2,106,370,744
                                                                            --------------
 SHORT-TERM CORPORATE OBLIGATIONS--
 12.12%
 AUTO & TRUCK--0.42%
   16,600  FORD MOTOR CREDIT
            COMPANY................   02/05/98 TO 02/26/98 6.250 TO 6.450       16,643,862
                                                                            --------------
 BANKING--0.92%
   20,000  BANKERS TRUST NEW YORK
            CORPORATION............         07/01/97            5.680*          20,000,000
   10,000  CHASE MANHATTAN
            CORPORATION............   12/01/97 TO 01/15/98 6.625 TO 7.500       10,057,019
    5,850  NATIONSBANK CORPORATION.         01/15/98            6.625            5,876,627
                                                                            --------------
                                                                                35,933,646
                                                                            --------------
 BROKER-DEALER--5.85%
   79,430  BEAR STEARNS COMPANIES
            INCORPORATED...........   07/03/97 TO 06/22/98 5.820 TO 9.125       79,639,144
   75,000  BEAR STEARNS COMPANIES
            INCORPORATED...........   07/01/97 TO 07/22/97 5.400 TO 5.730*      75,000,000
   15,000  MERRILL LYNCH & COMPANY
            INCORPORATED...........         03/16/98            5.655           14,998,989
   45,000  MERRILL LYNCH & COMPANY
            INCORPORATED...........         07/01/97       5.400 TO 5.680*      44,997,826
   14,800  MORGAN STANLEY GROUP
            INCORPORATED...........         08/14/97            5.763*          14,800,000
                                                                            --------------
                                                                               229,435,959
                                                                            --------------

PAINEWEBBER RETIREMENT MONEY FUND

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES          VALUE
 ---------                            -------------------- -------------- --------------
 SHORT-TERM CORPORATE OBLIGATIONS--
 (CONCLUDED)
 COMPUTER--0.51%
  $10,000  IBM CREDIT CORPORATION..         10/07/97           5.800%     $    9,999,919
   10,000  IBM CORPORATION.........         01/22/98           5.650           9,997,370
                                                                          --------------
                                                                              19,997,289
                                                                          --------------
 FINANCE--CONSUMER--0.71%
   23,560  AMERICAN GENERAL FINANCE
            CORPORATION............         03/01/98           7.250          23,787,184
    4,100  HOUSEHOLD FINANCE
            CORPORATION............         07/01/97           5.370*          4,099,912
                                                                          --------------
                                                                              27,887,096
                                                                          --------------
 FINANCE--DIVERSIFIED--0.60%
   13,550  ASSOCIATES CORPORATION
            OF NORTH AMERICA.......   07/15/97 TO 03/15/98 6.710 TO 7.300     13,576,461
   10,000  CIT GROUP HOLDINGS
            INCORPORATED...........         07/01/97           5.580*          9,996,854
                                                                          --------------
                                                                              23,573,315
                                                                          --------------
 FOOD, BEVERAGE & TOBACCO--0.24%
    9,400  PHILIP MORRIS COMPANIES
            INCORPORATED...........         12/01/97           9.250           9,535,152
                                                                          --------------
 INSURANCE--0.51%
   20,000  PRUDENTIAL FUNDING
            CORPORATION............         01/06/98           5.660          20,000,000
                                                                          --------------
 MISCELLANEOUS--2.23%
   72,000  BETA FINANCE
            INCORPORATED...........   08/15/97 TO 06/10/98 5.550 TO 6.120     71,999,927
   15,550  BETA FINANCE
            INCORPORATED...........         07/01/97           5.350*         15,550,000
                                                                          --------------
                                                                              87,549,927
                                                                          --------------
 TELECOMMUNICATIONS--0.13%
    5,000  MCI COMMUNICATIONS
            CORPORATION............         02/23/98           6.150           5,003,097
                                                                          --------------
 TOTAL SHORT-TERM CORPORATE
 OBLIGATIONS (COST--$475,559,343)...                                         475,559,343
                                                                          --------------
 REPURCHASE AGREEMENT--0.41%
   15,902  REPURCHASE AGREEMENT
            DATED 6/30/97 WITH
            DAIWA SECURITIES
            AMERICA, INC.,
            COLLATERALIZED BY
            $15,375,000 U.S.
            TREASURY BONDS, 7.125%
            DUE 2/15/23; PROCEEDS:
            $15,904,584 (COST--
            $15,902,000)...........         07/01/97           5.850          15,902,000
                                                                          --------------
 TOTAL INVESTMENTS (COST--
  $3,904,752,804 WHICH APPROXIMATES
  COST FOR FEDERAL INCOME TAX
  PURPOSES)--99.54%.................                                       3,904,752,804
 OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.46%................                                          18,000,303
                                                                          --------------
 NET ASSETS (APPLICABLE TO
  3,924,541,941 SHARES OF COMMON
  STOCK
  OUTSTANDING AT $1.00 PER SHARE)--
  100.00%...........................                                      $3,922,753,107
                                                                          ==============

--------
 * VARIABLE RATE SECURITIES--MATURITY DATES REFLECT EARLIER OF RESET DATES OR MATURITY DATES. THE INTEREST RATES SHOWN ARE THE CURRENT RATES AS OF JUNE 30, 1997.
 @ INTEREST RATES SHOWN ARE DISCOUNT RATES AT DATE OF PURCHASE.

                       WEIGHTED AVERAGE MATURITY--61 DAYS


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PAINEWEBBER RETIREMENT MONEY FUND
STATEMENT OF OPERATIONS                         FOR THE YEAR ENDED JUNE 30, 1997

INVESTMENT INCOME:
INTEREST........................................................... $206,272,423
                                                                    ------------
EXPENSES:
INVESTMENT ADVISORY AND ADMINISTRATION.............................   15,211,682
TRANSFER AGENCY AND SERVICE FEES...................................    6,775,941
DISTRIBUTION FEES..................................................    2,980,373
REPORTS AND NOTICES TO SHAREHOLDERS................................    1,464,058
FEDERAL AND STATE REGISTRATION.....................................      676,256
CUSTODY AND ACCOUNTING.............................................      374,614
LEGAL AND AUDIT....................................................      170,341
INSURANCE EXPENSE..................................................      120,562
DIRECTORS' FEES....................................................        8,750
OTHER EXPENSES.....................................................      177,345
                                                                    ------------
                                                                      27,959,922
                                                                    ------------
NET INVESTMENT INCOME..............................................  178,312,501
NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS....................       52,049
                                                                    ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............... $178,364,550
                                                                    ============

STATEMENT OF CHANGES IN NET ASSETS

                                                    FOR THE         FOR THE
                                                   YEAR ENDED      YEAR ENDED
                                                 JUNE 30, 1997   JUNE 30, 1996
                                                 --------------  --------------
FROM OPERATIONS:
NET INVESTMENT INCOME..........................  $  178,312,501  $  170,039,499
NET REALIZED GAINS FROM INVESTMENT TRANSAC-
 TIONS.........................................          52,049         289,649
                                                 --------------  --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPER-
 ATIONS........................................     178,364,550     170,329,148
                                                 --------------  --------------
DIVIDENDS TO SHAREHOLDERS FROM:
NET INVESTMENT INCOME..........................    (178,312,501)   (170,039,499)
                                                 --------------  --------------
NET INCREASE IN NET ASSETS FROM CAPITAL STOCK
 TRANSACTIONS..................................     422,192,652     534,019,660
                                                 --------------  --------------
NET INCREASE IN NET ASSETS.....................     422,244,701     534,309,309
NET ASSETS:
BEGINNING OF YEAR..............................   3,500,508,406   2,966,199,097
                                                 --------------  --------------
END OF YEAR....................................  $3,922,753,107  $3,500,508,406
                                                 ==============  ==============



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
 PaineWebber RMA Money Fund, Inc. (the "Corporation") was incorporated in the state of Maryland on July 2, 1982 and is registered with the Securities and Ex-change Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Corporation is a se-ries mutual fund with three funds: PaineWebber Retirement Money Fund (the "Fund"), PaineWebber RMA Money Market Portfolio and PaineWebber RMA U.S. Gov-ernment Portfolio. The financial statements of PaineWebber RMA Money Market Portfolio and PaineWebber RMA U.S. Government Portfolio are not included here-in.
 The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assump-tions that affect the reported amounts and disclosures in the financial state-ments. Actual results could differ from those estimates. The following is a summary of significant accounting policies:
 Valuation and Accounting for Investments and Investment Income--Investments are valued at amortized cost which approximates market value. Investment trans-actions are recorded on the trade date. Realized gains and losses from invest-ment transactions are calculated using the identified cost method. Interest in-come is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of invest-ments.
 Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including ac-crued interest, is at least equal to the repurchase price. In the event of de-fault of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under cer-tain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.
 Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differ-ences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.
CONCENTRATION OF RISK
 The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.
INVESTMENT ADVISER AND ADMINISTRATOR
 The Corporation's board of directors has approved an Investment Advisory and Administration Contract ("Advisory Contract") with PaineWebber Incorporated ("PaineWebber"), under which PaineWebber serves as investment adviser and ad-ministrator of the Corporation and each of its series. In accordance with the Advisory Contract, the Fund pays PaineWebber an investment advisory and admin-istration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

                                                                          ANNUAL
AVERAGE DAILY NET ASSETS                                                   RATE
------------------------                                                  ------
UP TO $1 BILLION......................................................... 0.50%
IN EXCESS OF $1 BILLION UP TO $1.5 BILLION............................... 0.44%
OVER $1.5 BILLION........................................................ 0.36%

NOTES TO FINANCIAL STATEMENTS
 At June 30, 1997, the Fund owed PaineWebber $1,290,578 in investment advisory and administration fees.
 Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly-owned subsidiary of PaineWebber, serves as sub-adviser and sub-administrator of the Fund pursuant to a Sub-Advisory and Sub-Administration Contract between PaineWebber and Mitchell Hutchins. In accordance with that contract, PaineWebber (not the Fund) pays Mitchell Hutchins a fee, computed daily and paid monthly, at an annual rate of 20% of the fee paid to PaineWebber under the Advisory Contract.
DISTRIBUTION PLAN
 PaineWebber is the distributor of the Fund's shares and the exclusive dealer for the sale of those shares. Under the plan of distribution, the Fund is au-thorized to pay PaineWebber a distribution fee, which is accrued daily and paid monthly, at an annual rate of up to 0.15% of the Fund's average daily net as-sets. Currently, PaineWebber is compensated for its services as distributor at an annual rate of 0.08% of the Fund's average daily net assets. At June 30, 1997, the Fund owed PaineWebber $253,918 in distribution fees.
TRANSFER AGENCY SERVICE FEES
 The Fund paid PaineWebber an annual fee of $4.00 per active PaineWebber share-holder account, plus certain out-of-pocket expenses, for certain services not provided by the Fund's transfer agent. For the year ended June 30, 1997, PaineWebber earned $2,692,218 in shareholder service fees. At June 30, 1997, the Fund owed PaineWebber $215,984 for such transfer agency service fees and reimbursement of out-of-pocket expenses.
OTHER LIABILITIES
 At June 30, 1997, the dividends payable aggregated $6,333,635.
FEDERAL TAX STATUS
 The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year sub-stantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.
 At June 30, 1997, the Fund had a net capital loss carryforward of $1,788,835 which is available as a reduction, to the extent provided in the regulations, of any future net capital gains realized before the end of fiscal year 2003. To the extent that the losses are used to offset future capital gains, it is prob-able that the gains so offset will not be distributed.
CAPITAL STOCK
 There are 10 billion shares of $0.001 par value common stock authorized. Transactions in common stock, at $1.00 per share, were as follows:

                                                   FOR THE          FOR THE
                                                 YEAR ENDED       YEAR ENDED
                                                JUNE 30, 1997    JUNE 30, 1996
                                               ---------------  ---------------
SHARES SOLD...................................  13,353,452,948   12,749,231,635
SHARES REPURCHASED............................ (13,105,386,823) (12,381,362,764)
DIVIDENDS REINVESTED..........................     174,126,527      166,150,789
                                               ---------------  ---------------
NET INCREASE..................................     422,192,652      534,019,660
                                               ===============  ===============

PAINEWEBBER RETIREMENT MONEY FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR IS PRESENTED BELOW:

                                       FOR THE YEARS ENDED JUNE 30,
                          --------------------------------------------------------------
                             1997         1996         1995         1994         1993
                          ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE,
 BEGINNING OF YEAR......  $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                          ----------   ----------   ----------   ----------   ----------
NET INVESTMENT INCOME...       0.048        0.050        0.047        0.028        0.027
DIVIDENDS FROM NET
 INVESTMENT INCOME......      (0.048)      (0.050)      (0.047)      (0.028)      (0.027)
                          ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF
 YEAR...................  $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                          ==========   ==========   ==========   ==========   ==========
TOTAL INVESTMENT
 RETURN(1)..............        4.89 %       5.13 %       4.83 %       2.75 %       2.78 %
                          ==========   ==========   ==========   ==========   ==========
RATIOS AND SUPPLEMENTAL
 DATA:
NET ASSETS, END OF YEAR
 (000'S)................  $3,922,753   $3,500,508   $2,966,199   $2,450,235   $2,280,840
EXPENSES TO AVERAGE NET
 ASSETS.................        0.75 %       0.70 %       0.78 %       0.77 %       0.79 %
NET INVESTMENT INCOME TO
 AVERAGE NET ASSETS.....        4.79 %       5.01 %       4.75 %       2.77 %       2.76 %

--------
(1) TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A $1,000 INVESTMENT ON THE FIRST DAY OF EACH YEAR REPORTED, REINVESTMENT OF ALL DIVIDENDS AT NET ASSET VALUE ON THE PAYABLE DATES AND A SALE AT NET ASSET VALUE ON THE LAST DAY OF EACH YEAR REPORTED.

PAINEWEBBER RETIREMENT MONEY FUND
REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

Board of Directors and Shareholders PaineWebber RMA Money Fund, Inc.

 We have audited the accompanying statement of net assets of PaineWebber Re-tirement Money Fund (one of the portfolios of the PaineWebber RMA Money Fund, Inc.) as of June 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods in-dicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our au-dits.

 We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at June 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall fi-nancial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PaineWebber Retirement Money Fund at June 30, 1997, the results of its opera-tions for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.


                                                                            LOGO

New York, New York August 18, 1997

PAINEWEBBER RETIREMENT MONEY FUND
TAX INFORMATION

 We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (June 30, 1997) as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that all of the dis-tributions paid during the fiscal year were derived from net investment income. This entire amount is taxable as ordinary income, none of which qualifies for the dividend received deduction available to corporate shareholders.

 Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information re-porting.

 Because the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 1997. The second notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 1998. Shareholders are advised to consult their own tax ad-visers with respect to the tax consequences of their investment in the Fund.

================================================================================

DIRECTORS
E. Garrett Bewkes, Jr.
Chairman

Margo N. Alexander
Richard Q. Armstrong
Richard R. Burt
Mary C. Farrell
Meyer Feldberg
George W. Gowen
Frederic V. Malek
Carl W. Schafer


PRINCIPAL OFFICERS

Margo N. Alexander
President

Victoria E. Schonfeld
Vice President

Dianne E. O'Donnell
Vice President and Secretary

Paul H. Schubert
Vice President and Treasurer

Dennis L. McCauley
Vice President

Susan P. Ryan
Vice President


INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019


SUB-ADVISER AND SUB-ADMINISTRATOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019


This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

                                  PaineWebber
                        (C)1997 PaineWebber Incorporated
                                   Member SIPC